Share-Based Compensation - Expenses Recorded by Group (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 85,118	$ 12,380	¥ 73,316	¥ 306,149
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	206	30	762	1,490
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	14,224	2,069	20,691	148,211
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	8,967	1,304	39	13,830
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 61,721	$ 8,977	¥ 51,824	¥ 142,618